Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position - Level 3 of fair value hierarchy [member]
12 Months Ended
Dec. 31, 2021
Warrants [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Valuation Technique	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.
Significant unobservable input	Volatility
Inter-relationship between significant unobservable input and fair value measurement	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
Shares Held In Escrow [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Valuation Technique	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.
Significant unobservable input	Volatility
Inter-relationship between significant unobservable input and fair value measurement	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).